INVENTORIES, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory allowance (reversal)	$ 84,680	$ 279,203	$ 434,729